Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 3,382,510	$ 415,057
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Loss on sale of mortgage servicing rights	62,285	22,480
Reserve for representations and warranties	36,510	19,153
Capitalization of mortgage servicing rights	(1,896,638)	(1,126,965)
Amortization and pay-offs of mortgage servicing rights	553,534	117,217
Impairment on mortgage servicing rights, net	19,584	20,559
Depreciation and amortization of premises and equipment	11,581	9,405
Senior notes issuance cost amortization	353
Amortization of finance lease right-of-use assets	5,238	2,520
(Increase) decrease in:
Mortgage loans at fair value	(2,470,205)	(2,928,550)
Accounts receivable, net	(138,059)	(4,907)
Derivative assets	(36,384)	(7,094)
Other assets	(43,853)	(9,051)
Increase (decrease) in:
Accounts payable and accrued expenses	526,128	(19,291)
Derivative liabilities	43,828	(6,545)
Net cash provided by (used in) operating activities	56,412	(3,496,012)
CASH FLOW FROM INVESTING ACTIVITIES
Purchases of premises and equipment	(57,288)	(16,775)
Proceeds from sale of mortgage servicing rights	289,170	594,150
Net cash provided by investing activities	231,882	577,375
CASH FLOWS FROM FINANCING ACTIVITIES
Net borrowings under warehouse lines of credit	1,751,810	2,836,688
Repayments of finance lease liabilities	(5,049)
Payments for deferred offering costs	(4,745)
Borrowings under equipment notes payable	2,165	30,000
Repayments under equipment notes payable	(5,637)
Borrowings under operating lines of credit	412,295	798,321
Repayments under operating lines of credit	(467,995)	(582,417)
Proceeds from issuance of senior notes	800,000
Discount and direct issuance costs on senior notes	(11,030)
Member contributions	300,000
Member distributions	(1,969,554)	(72,785)
Net cash provided by financing activities	802,260	3,009,807
INCREASE IN CASH AND CASH EQUIVALENTS	1,090,554	91,170
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	133,283	42,113
CASH AND CASH EQUIVALENTS, END OF YEAR	1,223,837	133,283
SUPPLEMENTAL INFORMATION
Cash paid for interest	$ 161,803	$ 157,813